Income taxes (Details) - Schedule of percentage of loss before income taxes (effective tax rate) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of percentage of loss before income taxes (effective tax rate) [Abstract]
Benefit from income taxes at U.S. federal statutory rate	$ (15,415,033)	$ (8,534,327)
State statutory rate	(2,915,853)	(602,022)
Change in valuation allowance	19,235,173	12,564,697
Permanent differences	479,583	170,523
Alternative fuel vehicle credit	(1,383,870)	(3,598,871)
Other	9,096	12,963
Total provision for (benefit from) income taxes	$ 9,096	$ 12,963